ORDINARY SHARES (Details Narrative) - USD ($)			1 Months Ended		4 Months Ended
	Oct. 02, 2024	Jun. 06, 2024	Oct. 30, 2024	Jun. 19, 2023	Apr. 30, 2025	Jun. 30, 2025	Mar. 28, 2023
Ordinary Shares
Ordinary stock, share authorized							500,000,000
Ordinary stock, par value							$ 0.0001
Ordinary Shares issued							10,000,000
Ordinary Shares outstanding						63,181,249	10,000,000
Ordinary shares description		the Company subdivided the authorized and issued share capital of the Company on a 1:3 basis such that the authorized share capital of the Company was amended from US$50,000 divided into 1,000,000,000 Ordinary Shares of a par value of US$0.00005 each, to US$50,000 divided into 3,000,000,000 Ordinary Shares of a par value of US$0.000016666667 each.		the Company subdivided the authorized and issued share capital of the Company on a 1:2 basis such that the authorized share capital of the Company was amended from US$50,000 divided into 500,000,000 Ordinary Shares of a par value of US$0.0001 each, to US$50,000 divided into 1,000,000,000 Ordinary Shares of a par value of US$0.00005 each
Sale of stock, shares	1,250,000
Share price	$ 5.00
Proceeds from issuance of shares	$ 6,250,000
Purchase of additional shares			131,249
Proceeds from issuance of ipo			$ 656,245
Underwriting discounts			$ 6,906,245
Ordinary shares granted					1,800,000